Summary of Significant Accounting Policies - Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)
Impairments	¥ 156,241	$ 22,006	¥ 239,302	¥ 61,922
Goodwill, Impairment Loss	0		0	0
Cost of revenues
Change of inventory write-down	(681,173)	$ (95,941)	130,660	35,346
Marketing expenses
Advertising expenses	¥ 1,820,000		1,750,000	¥ 3,280,000
Minimum
Property and equipment, net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	0.00%	0.00%
Minimum | Trademarks
Intangible assets, net
Estimated economic life	2 years	2 years
Maximum
Property and equipment, net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%	5.00%
Maximum | Trademarks
Intangible assets, net
Estimated economic life	5 years	5 years
Buildings
Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)
Impairments			¥ 127,576
Buildings | Minimum
Property and equipment, net
Estimated useful life	20 years	20 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	30 years	30 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Estimated useful life	2 years	2 years
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Estimated useful life	10 years	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	4 years	4 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years	5 years
Software | Minimum
Property and equipment, net
Estimated useful life	1 year	1 year
Software | Maximum
Property and equipment, net
Estimated useful life	10 years	10 years